Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - Morgan Stanley [Member] - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 31,900	¥ 27,377	[1]
Securities purchased under agreements to resell	11,760	11,130	[1]
Securities borrowed	12,543	15,822	[1]
Total assets	93,386	90,989	[1]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Trading liabilities	15,359	15,071	[1]
Securities sold under agreements to repurchase and Securities loaned	8,466	6,586	[1]
Long-term borrowings	19,374	18,345	[1]
Total liabilities	84,514	82,293	[1]
Noncontrolling interests	130	131	[1]
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	3,939	3,961		¥ 3,875
Total non-interest expenses	2,871	3,076		3,449
Income from continuing operations before income taxes	1,068	885		426
Net income applicable to Morgan Stanley	¥ 730	¥ 585		¥ 459

[1]	Certain reclassifications have been made to the prior period to conform to the current presentation.